MANAGERS SHORT AND INTERMEDIATE BOND FUND
MANAGERS BOND FUND
MANAGERS GLOBAL BOND FUND

Semi-Annual Report
June 30, 1999

Where Leading Money Managers Converge


MANAGERS SHORT AND INTERMEDIATE BOND FUND
MANAGERS BOND FUND
MANAGERS GLOBAL BOND FUND

Semi-Annual Report
June 30, 1999
(unaudited)

TABLE OF CONTENTS

	Begins
	on Page
President's Message	1
The Managers Funds Performance	3
	Complete performance table for all of The Managers Funds as of June 30, 1999
Schedules of Portfolio Investments	4
	Detailed portfolio listings by security type and industry sector,
	as valued at June 30, 1999
Statements of Assets and Liabilities	13
	Fund balance sheets, Net Asset Value (NAV) per share computation and
	cumulative undistributed amounts
Statements of Operations	14
	Detail of sources of income, fund expenses, and realized and unrealized
	gains (losses) during the period
Statements of Changes in Net Assets	15
	Detail of changes in fund assets and distributions to shareholders
	for the past two periods
Financial Highlights	17
	Historical net asset values, distributions, total returns, expense ratios,
	turnover ratios and net assets
Notes to Financial Statements	20
	Accounting and distribution policies, details of agreements and transactions
	with fund management and description of certain investment risks
Supplemental Data	27
	Results from the Special Meeting of Shareholders held on March 31, 1999

Investments in The Managers Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. Shares of the funds are not federally insured by the Federal
Deposit Insurance Corp., the Federal Reserve Board, or any governmental agency.

Dear Fellow Shareholder:
	The first half of 1999 was an active period for both the financial markets and The Managers Funds. The U.S. economy continued to grow as low levels of unemployment and healthy stock market returns enabled consumers to expand their spending habits. This is a major factor in the economy's strength. In addition, a rebound in some of the emerging economies, particularly in the Far East has had a positive effect on U.S. businesses' prospects for export growth. While these factors have driven stock prices higher so far this year, they have also raised the probability of price inflation.
	Early in the year, Federal Reserve Chairman Alan Greenspan noted the economy's strength and publicly questioned the suitability of the third interest rate cut in late 1998. Then, at its May meeting, the Federal Reserve Board (the Fed) changed its policy bias from neutral to tightening, sighting "the persistent strength in domestic demand, the reduced risks of economic weakness abroad, and the recovery in U.S. financial markets." Finally, in a widely anticipated move at the end of June, the Fed voted to increase short-term rates by 25 basis points (0.25%) to 5.0%.
	The equity markets were strong yet mixed throughout the first half of 1999. In the first quarter, investors continued to focus primarily on domestic large capitalization growth companies and selected internet issues to the exclusion of almost all else. However, these trends reversed dramatically in April as large capitalization stocks continued to rise but the strength broadened across all capitalization sectors. The Russell 2000 Index outperformed the S&P 500 Index by 8.5 percentage points during the second quarter. It was the first time since the third quarter of 1997 that small-cap stocks outperformed large-caps, and it was the largest outperformance since the fourth quarter of 1992. Another significant change was that value stocks, typically considered to be stocks with low Price/Book and Price/Earnings ratios, considerably outperformed growth stocks.
	Some of these trends in the U.S. stock market resulted from the strengthening of the global economic scenario, particularly the surprising turnaround in certain emerging nations, which favorably impacted the outlook for basic materials and capital-expenditure based industries.
The improved outlook in the global economy also buoyed foreign stocks during the first half of 1999. Far Eastern and emerging markets stocks provided particularly strong returns, enhanced for the most part, by improving currencies.
	As a result of all of these factors, interest rates rose throughout the first half, and thus, bond prices moved lower in general. Many government and high quality corporate bonds fell in price. Bonds rated below investment grade bucked this trend. As investors grew more confident in these securities they bid up their prices.
These non-investment grade securities rose in price and tightened in spread. Short-term bonds, treasury bills and commercial paper, however, are far less interest rate sensitive and thus provided steady returns throughout the period.
	From a sector perspective, corporate industrial bonds performed well while financial companies bonds lagged due to prospects for higher interest rates. This was also detrimental to mortgage securities, which declined due to worries about a slowdown in refinancing. The best performers, however, were Yankee bonds, foreign corporate bonds denominated in U.S. Dollars. Prices of bonds of issuers from the Far East and Latin America rose with the improving economic prospects of the regions.
	Foreign government bonds moved lower in general, as interest rates rose in most developed countries. The price declines were deepened by a 12% drop in the value of the recently created European Currency (Euro) versus the U.S. Dollar.
	Within this environment, the three Managers Funds discussed in this report provided mixed results. Managers Bond Fund returned 4.5% during the period, significantly exceeding the -2.3% return for its primary benchmark, The Lehman Government/Corporate Bond Index. The Fund's significant investment in corporate industrial and Yankee bonds performed well during the period. Managers Short & Intermediate Bond Fund modestly outperformed its benchmark, returning 1.0% for the six-month period. Conversely, Managers Global Bond Fund underperformed its benchmark, returning -9.6% as both foreign government bonds and European currencies dropped in price. Please see page 3 for the performance results of all of our funds.
	Last but certainly not least, Robert Watson, our founder and president, retired from The Managers Funds on April 1, 1999. I would like to take this opportunity to personally thank Bob for creating a first rate product for our shareholders as well as assembling a top quality team of people to support our shareholders in The Managers
Funds. Importantly, Bob will remain on the Funds' Boards of Trustees and will thus continue to be involved with The Managers Funds.
	As always, should you have any questions on this report, please feel free to contact us at 1-800-835-3879, or visit our website at www.managersfunds.com.
	We thank you for your continued investment in The
Managers Funds.

Sincerely,


Peter M. Lebovitz
President


The Managers Funds Performance (unaudited)


All Periods Ended June 30, 1999

	 Average Annual Total Returns*



Six
Since		Inception 		Morningstar
Equity Funds:		Months+		1 Year		3
Years		5 Years		10 Years		Inception
	Date
Rating**
Income Equity Fund		11.10%		11.84%
	20.40%		20.62%		14.05%
	15.48%		Oct. '84
PPPP
Capital Appreciation Fund		26.91%		49.68%
	33.86%		28.80%		19.66%
	19.01%
	Jun. '84		PPPPP
Special Equity Fund		11.81%		5.84%
	13.82%		19.64%		15.30%
	16.17%		Jun. '84
PPP
International Equity Fund		6.18%		3.61%
	12.57%		12.52%		12.43%
	14.00%
Dec. '85		PPPP
Emerging Markets

	Equity Fund	37.08%		25.56%		__
	__		__		4.36%		Feb. '98		N/A


Income Funds:

Short & Intermediate

	Bond Fund	0.98%		3.75%		5.32%		5.80%
	6.61%		7.97%		Jun. '84		PPPP
Bond Fund		4.51%		2.98%		9.12%		10.16%
	9.47%		10.70%		Jun. '84		PPPP
Global Bond Fund		(9.56)%		5.05%		4.64%		5.68%		__		5.47%		Mar. '94		P
Money Market Fund		2.28%		4.92%		5.21%		5.12%
	4.98%		5.84%		Jun. '84		N/A


Past performance is not a guarantee of future results.
Investment returns
 and principal value of mutual fund shares will fluctuate so that the
redemption price may be more or less than the original purchase price.  For a
 prospectus including fees and expenses, please visit our website at
www.managersfunds.com, or call The Managers Funds at (800)835-
3879 or your
 investment adviser.  Read the prospectus carefully before you invest.
+	Not annualized.

* Total return equals income yield plus share price change
* and assumes
reinvestment of all dividends and capital gain distributions.
Returns are net
 of fees and may reflect fee waivers or the reimbursement of fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions.
  Returns for periods greater than one year are annualized.


**	Morningstar proprietary ratings reflect risk-adjusted
performance through
 06/30/99 and are subject to change every month. The ratings are by asset class and are calculated from the funds' three-, five- and ten-year returns
(with fee adjustments) in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day Treasury bill returns.
For the three-, five- and ten-year periods, respectively, each of the Equity
 Funds rated other than the International Equity Fund was rated against
3,061, 1,896 and 766 equity funds, the International Equity Fund was rated against 997, 508 and 123 international equity funds, and each of the Income Funds qas rated against 1,554, 1,113 and 381 taxable fixed income funds. Ten percent of the funds in each asset class receive five stars
22.5% receive 4 stars, 35% receive 3 stars, 22.5% receive 2 stars and 10% receive 1 star.


Managers Short and Intermediate Bond Fund
Schelule of Portfolio Investments

Corporate Bonds - 65.4%
Asset Backed - 29.6%
Advanta Home Equity Loan Trust, Series 98-1,
 Class A8, 6.240%, 02/25/13	275,000	274,148
Advanta Mortgage Loan Trust, Series 97-4, Class A4,
 Ambac insured, 6.660%, 03/25/22	125,000	123,266
Americredit Auto Receivables, Series 99-B,
 Class A4, 5.960%, 03/12/06	350,000	344,750
Chemical Master Credit Card Trust 1, Series 95-2,
 Class A, 6.230%, 06/15/03	350,000	352,615
Delta Funding Home Equity Loan Trust, Series 98-2,
 Class A3F, 6.240%, 05/15/25	500,000	492,950
EQCC Home Equity Loan Trust, Series 1997-1, Class A7,
 FGIC insured, 7.120%, 05/15/28	337,000	342,941
EQCC Home Equity Loan Trust, Series 1998-1, Class A3F,
 Ambac insured, 6.2250%, 12/15/12	350,000	348,905
Equicredit Funding Trust, Series 96-A, Class A3,
 FGIC insured, 7.350%, 11/15/19	250,000	253,675
Green Tree Financial Corp., Series 98-1,
 Class A3, 5.950%, 04/01/13	300,000	298,968
Green Tree Financial Corp., Series 98-6,
 Class A3, 5.930%, 04/01/09	200,000	199,750
IMC Home Equity Loan Trust, Series 98-1,
 Class A3, 6.410%, 04/20/18	400,000	397,372
Independent National Mortgage Corp., Series 96-A,
 Class A3, 6.960%, 09/25/26	100,408	100,408
Indymac Manufactured Housing Contract, Series 98-2,
 Class A2, 6.170%, 12/25/11	350,000	348,565
MMCA Automobile Trust, Series 98-7,
 Class A3, 5.860%, 08/16/04	350,000	348,688
Money Store Home Equity Loan Trust, The, Series 96-C,
 Class A3, 7.070%, 12/15/16	59,691	59,921
Oakwood Mortgage Investors Inc., Series 97-A,
 Class A3, 6.650%, 05/15/27	300,000	301,590
Residential Asset Securities Corp., Series 99-KS1,
 Class AI2, 6.000%, 04/25/20	355,000	351,912
UCFC Home Equity Loan Trust, Series 1994-D1, Class A4,
 MBIA insured, 8.7750%, 02/10/16	151,509	153,632
UCFC Loan Trust, Series 93-B1, Class A1,
 FGIC insured, 6.075%, 07/25/14	113,052	111,197
Vendee Mortgage Trust, Series 1995-1C,
 Class 3H, 8.000%, 11/15/03	350,000	361,045
	__________
	Total Asset Backed	5,566,298
	__________
Finance - 18.9%
American Health Properties, Inc., 7.050%, 01/15/02
	350,000	342,969
AT&T Corp., Medium Term, 6.250%, 05/15/01	350,000
	346,028
Avalon Bay Communities, Senior, 6.500%, 07/15/03
	300,000	292,875
BankOne Corp., Medium Term, 5.625%, 02/17/04	325,000
	311,480
CarrAmerica Realty Corp., 6.625%, 10/01/00	175,000
	173,754
Chelsea GCA Realty Partners, 7.750%, 01/26/01	350,000
	351,663
Conseco Inc., 6.400%, 02/10/03	300,000	284,526
Crescent Real Estate Equities Co., 6.625%, 09/15/02 (a)
	375,000	348,803
First Interstate Bancorp, Sub, 9.900%, 11/15/01	225,000
	242,537
Lehman Brothers Holdings, Inc., 6.000%, 02/26/01
	300,000	297,221
Morgan Stanley Dean Witter & Co.  5.625%, 01/20/04
	175,000	168,046
Norwest Financial, Inc., Senior, 6.375%, 09/15/02
	250,000	250,170
Reliance Group Holdings, Inc., Senior, 9.000%, 11/15/00
	150,000	152,875
	__________
	Total Finance	3,562,947
	__________
Industrials - 16.1%
Comdisco, Inc., 6.130%, 0/01/01	350,000	348,026
Cox Communications, Inc., 6.150%, 08/01/03 	350,000
	343,669
CSX Corp., 5.850%, 12/01/03	350,000	338,058
IMC Global, 7.400%, 11/01/02	350,000	353,108
Kaufman & Broad Home Corp., Senior, 7.750%, 10/15/04
	150,000	149,250
Qwest Communications International, Inc.,
 Series B, Step-up, 0.000%, 02/01/08*	225,000
	169,403
Royal Caribbean Cruises, Ltd., Senior, 8.125%, 07/28/04
	325,000	338,208
TCI Communications, Inc., Senior, 8.650%, 09/15/04
	400,000	436,080
TRW, Inc., Medium Term, 6.320%, 05/27/08 (a)	175,000
	174,223
Walt Disney Co., 5.125%, 12/15/03	400,000	379,745
	__________
	Total Industrials	3,029,770
	__________
Utilities - 0.8%
Niagara Mohawk Power Corp., Series E, 7.375%, 07/01/03
	150,000	152,568
	__________
	Total Corporate Bonds
	(cost $12,511,410)	12,311,583
	__________
U.S. Government and Agency Obligations - 29.0%
FNMA 6.200%, 06/26/00	350,000	352,132
FNMA, 5.125%, 02/13/04	350,000	335,563
FNMA, 7.200%, 07/19/99	100,000	100,078
GNMA, 9.000%, 12/15/17	429,347	457,251
U.S. Treasury Notes, 5.500%, 03/31/03	725,000
	720,353
U.S. Treasury Notes, 5.625%, 11/30/00	500,000
	501,330
U.S. Treasury Notes, 6.250%, 04/30/01	500,000
	506,330
U.S. Treasury Notes, 6.625% 05/15/07	75,000
	78,105
U.S. Treasury Notes, 6.625%, 04/30/02	2,350,000
	2,412,415
	__________
	Total U.S. Government and Agency Obligations
	(cost $5,543,742)	5,463,557
	__________



Foreign Corporate Obligations - 4.9%
Banco Latinomericano SA, 6.500%, 04/02/01 (a)	250,000
	249,838
Brascan, Ltd., 7.375%, 10/01/02	225,000	224,854
St. George Bank, Ltd., Floating Rate, 5.493%, 11/29/01**
	150,000	149,993
Tyco International Group SA, Yankee, 6.125%, 06/15/01
	300,000	298,412
	__________
	Total Foreign Corporate
	(cost $930,103)	923,097
	__________
	_______
	Shares
	_______
Other Investment Companies - 0.2%
JPM Prime Money Market Fund, 4.62%***
	(cost $37,657) 	37,657	37,657
	__________
Total Investments - 99.5%
	(cost $19,022,912)	18,735,894
Other Assets, less Liabilities - 0.5%	100,244
	__________
Net Assets - 100.0%	18,836,138
	__________
	__________

Note:	Based on the cost of investments of $19,022,912 for
federal income tax purposes
	at June 30, 1999, the aggregate gross unrealized
appreciation and depreciation was
	$7,065 and $294,083, respectively, resulting in net
unrealized depreciation of
	investments of $287,018.
	*	Zero coupon security.
	**	Variable rate security.  Coupon or dividend
rate disclosed is as of June 30, 1999.
	***	Yield shown for this investment company
represents the June 30, 1999, seven-day
	average yield, which refers to the sum of the
previous seven days' dividends paid,
	expressed as an annual percentage.
(a) Security exempt from registration under Rule
(b) 144A of the Securities Act of 1933.
	This security may be resold in transactions exempt
from registration, normally to
	qualified buyers.  At June 30, 1999, the value of
this security amounted to $772,864,
	or 4.1% of net assets.
Investment Abbreviation:
	AMBAC:	Ambac Assurance Corp.
	FGIC:	Financial Guaranty Insurance Co.
	FNMA:	Federal National Mortgage Association
	GNMA:	Government National Mortgage Association
	MBIA:	Municipal Bond Investors Assurance Corp.
Security Ratings (unaudited)
The composition of long-term debt holdings as a percentage
of the total value of investments in securities is as
follows:
	S&P's/Moody's Ratings
	Gov't/AAA	55	%
	AA	6
	A	9
	BBB	22
	BB	8
	_____
	100	%
	_____
	_____


Managers Bond Fund
Schedule of Portfolio Investments

Corporate Bonds - 59.7%
Convertible Bonds - 15.6%
Bell Atlantic Financial, Euro-dollar, 4.250%, 09/15/05
	800,000	815,000
Loews Corp., Sub, 3.125%, 09/15/07	2,210,000	1,798,388
Noram Energy, Sub, 6.000%, 03/15/12	475,000	433,438
Thermo Electron Corp., 4.250%, 01/01/03 (a)	500,000
	441,250
Thermo Instrument System, 4.500%, 10/15/03 (a)	550,000
	487,437
Thermo Terratech, Inc., Euro-dollar,
 Sub, 4.625%, 05/01/03	450,000	364,500
Thermo Terratech, Inc., Sub, 4.625%, 05/01/03 (a)
	456,000	396,150
Total Access Communications,
 registered, 2.000%, 05/31/06	250,000	247,500
	___________
	Total Convertible Bonds	4,983,663
	___________
Finance - 16.3%
Camden Property Trust, 7.000%, 11/15/06	250,000
	237,227
First Industrial L.P., 7.600%, 12/01/17	1,750,000
	1,510,075
First Industrial L.P., Medium Term, 7.500%, 12/01/17
	645,000	572,954
Highwoods/Forsyth L.P., Senior, 7.500%, 04/15/98
	2,250,000	1,966,860
Meditrust, 7.000%, 08/15/07	500,000	410,444
Pemex Finance, Ltd., 8.875%, 11/15/10 (a)	500,000
	491,770
	___________
	Total Finance	5,189,330
	___________
Industrials - 27.8%
APL, Ltd., 8.000%, 01/15/24	250,000	168,288
Atlas Air, Inc., Series B, 7.680%, 01/02/14	1,000,000
	972,060
Baker Hughes Inc., 0.000%, 05/05/08*	1,550,000	**
	1,162,500
Bausch & Lomb, Inc., 7.125%, 08/01/28	500,000
	443,720
Burlington Industries, Inc., 7.250%, 08/01/27	250,000
	211,238
Dell Computer Corp., 7.100%, 04/15/28	750,000
	695,310
Ford Motor Co., 6.375%, 02/01/29	1,000,000	868,843
Kellwood Co., 7.625%, 10/15/17	250,000	222,755
MacMillan Bloedel, Ltd., 7.700%, 02/15/26	1,350,000	**
	1,307,772
Pioneer Natural Resource Co. 7.200%, 01/15/28	250,000
	180,260
Pioneer-Standard Electronics, Inc.,
 Senior, 8.500%, 08/01/06	250,000	228,558
Pulte Corp., 7.625%, 10/15/17	500,000	460,580
Seagate Technology, Inc., 7.875%, 03/01/17	250,000
	223,740
Security Capital Group, 7.700%, 06/15/28	750,000
	641,474
Trinet Corporate Realty Trust, Inc.,
 Senior, 7.700%, 07/15/17  	500,000	443,174
Westvaco Corp., 7.000%, 08/15/23	250,000	227,717
Woolworth Corp., 8.500%, 01/15/22	570,000	399,000
	___________
	Total Industrials	8,856,989
	___________
	Total Corporate Bonds
	(cost $20,304,146)	19,029,982
	___________
Foreign Corporate Obligations- 15.9%
Banpu Public Company, Ltd.,
 Euro-dollar, 2.750%, 04/10/03	250,000	222,500
Cerro Negro Finance, Ltd., 7.900%, 12/1/20 (a)	500,000
	390,000
Compania De Transporte Energia,
 Senior, 9.250%, 04/01/08 (a)	700,000	590,625
Korea Electric Power Corp., Yankee, 7.400% 04/01/16
	1,018,296	945,262
Loxley Public Co., Euro-dollar, 2.500%, 04/04/01
	400,000	112,000
Telekom Malaysia Berhad, Convertible,
 4.000%, 10/03/04 (a)	300,000	259,875
PDVSA Finance, Ltd, Series 98-1, 7.500%, 11/15/28
	1,000,000	738,500
PDVSA Finance, Ltd., Series 98-1, 7.400%, 08/15/16
	300,000	228,609
Samsung Electronics Ltd., Sinking Fund,
 7.700%, 10/01/27(a)	500,000	390,000
Telekom Malaysia Berhad, 7.875%, 08/01/25	500,000
	418,850
Tenaga Nasional Berhad, 7.500%, 11/01/25 (a)	1,000,000
	777,380
	___________
	Total Foreign Corporate Obligations
	(cost $5,767,692)	5,073,601
	___________
Foreign Government and
	Agency Obligations - 13.6%
British Columbia Province, Generic Residual,
 Canada, 0.000%, 08/23/24*	9,925,000	1,434,592
Government of Poland, registered Past Due Interest
 Brady Step-up, 5.000%, 10/27/14	250,000	220,000
Manitoba Province, Canada,
 Medium Term, 6.500%, 09/22/17	1,800,000	1,278,691
Ontario Hydro, 0.000%, 10/15/21*	1,700,000	294,697
Province of Alberta, Series CS,
 Sinking Fund, 5.930%, 09/16/16	263,480	180,222
Republic of South Africa, Yankee, 8.500%, 06/23/17	1,075,000	916,438
	___________
	Total Foreign Government and Agency Obligations
	(cost $4,016,970)	4,324,640
	___________
U.S. Treasury Securities - 5.9%
U.S. Treasury Note, 5.500%, 08/15/28	500,000
	457,810
U.S. Treasury Strip, 0.000%, *08/15/23	6,200,000
	1,432,944	___________
	Total U.S. Treasury Securities
	(cost $1,904,712)	1,890,754
	___________
	_______
	Shares
	_______
Preferred Stocks - 1.8%
Entergy Louisiana, Inc., 4.440%	226	14,973
Entergy New Orleans, Inc., 4.750%	482	34,764
EVI Inc., 5.000%	7,500	295,313
Union Electric Co., 3.500%	350	19,950
Wisconsin Electric Power Co., 3.600%	3,298	202,002
	___________
	Total Preferred Stocks
	(cost $495,125)	567,002
	___________
Other Investment Companies - 5.5%****
JPM Prime Money Market Fund, 4.62%	858,303	858,303
Navigator Securities Lending Prime Portfolio, 5.01%***
	895,100	895,100
	___________
	Total Other Investment Companies
	(cost $1,753,403)	1,753,403
	___________

Total Investments - 102.4%
	(cost $34,242,048)	32,639,382
Other Assets, less Liabilities - (2.4)%	(771,347)
	___________
Net Assets - 100.0%	31,868,035
	___________
	___________

Note:	Based on the cost of investments of $34,242,048 for
federal income tax
	purposes at June 30, 1999, the aggregate gross
unrealized appreciation
	and depreciation was $847,962 and $2,450,628,
respectively, resulting
	in net unrealized depreciation of investments of
$1,602,666.
	*	Zero coupon security.
	**	Some or all of these shares, amounting to
$895,100, or 2.8% of net
	assets, were out on loan to various brokers as of
June 30, 1999.
	***	Collateral received from brokers for securities
lending was invested in
	these short-term investments.
	****	Yield shown for these investment companies
represents the June 30,
	1999, seven-day average yield, which refers to the
sum of the previous
	seven days' dividends paid, expressed as an annual
percentage.
(a) Security exempt from registration under Rule
144A of the Securities Act
	of 1933.  This security may be resold in transactions
exempt from
	registration, normally to qualified buyers.  At June
30, 1999, the value
	of this security amounted to $4,224,488, or 13.3% of
net assets.
Registered Bond: A security whose owner has been recorded
with its issuer
	or issuer's registrar.
Security Ratings (unaudited)
The composition of long-term debt holdings as a percentage
of the total value of investments in securities is as
follows:
	S&P's/Moody's Ratings
	Gov't/AAA	6	%
	AA	5
	A	27
	BBB	47
	BB	4
	Not Rated	11
	_____
	100	%
	_____
	_____




Foreign Government and
	Agency Obligations - 59.5%
Bundes, Series 93, 6.500%, 07/15/03	EUR	303,503	343,433
Bundes, Series 99, 3.750%, 01/04/09	EUR	439,000	426,794
Canadian Government, 4.500%, 06/01/01	CAD	1,518,000
	1,019,044
Canadian Government, 5.000%, 12/01/00	CAD	1,497,000
	1,013,751
Canadian Government, 5.125%, 01/22/02	USD	450,000
	440,260
Canadian Government, 5.125%, 09/01/03	CAD	950,000
	641,419
Canadian Government, 6.000%, 06/01/08	CAD	900,000
	632,598
Dutch Government, 0.250%, 07/15/08	EUR	674,317	726,400
Kingdom of Denmark, 6.000%, 11/15/09	DKK	4,477,000
	673,518
Kingdom of Norway, 5.500%, 05/15/09	NOK	2,200,000	276,267
Kingdom of Norway, 6.750%, 01/15/07	NOK	2,400,000	324,954
Kingdom of Spain, 6.000%, 01/31/29	EUR	631,062	695,742
Kingdom of Sweden, 5.000%, 01/28/09	SEK	4,800,000	560,871
Kingdom of Sweden, 9.000%, 04/20/09	SEK	4,200,000	642,443
Kingdom of Sweden, Series 1038,
 6.500%, 10/25/06	SEK	4,500,000	581,676
Republic of Chile, 6.875%, 04/28/09	USD	50,000	47,690
Republic of Italy, 6.500%, 11/01/27	EUR	627,494	728,679
United Kingdom Treasury, 6.000%, 08/10/99	GBP	522,000
	823,790
United Kingdom Treasury, 6.500%, 12/07/03	GBP	1,065,000
	1,750,052
United Kingdom Treasury, 9.000%, 10/13/08	GBP	216,228
	431,763
	___________
	Total Foreign Government and
	Agency Obligations
	(cost $13,743,011) 	12,781,144
	___________
U.S. Government and
	Agency Obligations - 13.3%
Federal Home Loan Bank, 5.625%, 06/10/03	GBP	300,000
	465,498
U.S. Treasury Notes, 5.375%, 06/30/03	USD	140,000
	138,316
U.S. Treasury Notes, 6.875%, 05/15/06	USD	2,150,000
	2,263,542
	___________
	Total U.S. Government and Agency Obligations
	(cost $2,891,145)	2,867,356
	___________
Corporate Bonds - 7.1%
Finance - 3.5%
General Motors Acceptance Corp., 4.000%, 02/09/06
	200,000	197,532
General Motors Acceptance Corp., 6.850% 06/17/04
	250,000	252,698
Household Finance Corp., 5.125%, 06/24/09		200,000
	201,676
National Westminster Bank, 9.40%, 05/01/01		100,000
	105,631
	___________
	Total Finance	757,537
	___________
Industrials - 2.4%
AT&T Corp., 6.000%, 03/15/09		35,000	32,850
Conoco, Inc., 6.350%, 04/15/09		50,000	47,901
Conoco, Inc., Senior, 5.900%, 04/15/99		250,000
	243,604
Pepsi Bottling Holding, Inc., 5.375%, 02/17/04 (a)
	200,000	189,732
	___________
	Total Industrials	514,087
	___________
Utilities - 1.2%
Tokyo Electric Power Co., 7.000%, 02/13/07		250,000
	249,988
	___________
	Total Corporate Bonds
	(cost $1,591,320)	1,521,612
		___________
Foreign Corporate Obligations - 4.4%
Amoco Corp., 6.000%, 06/09/08	USD	450,000	422,573
Diageo Capital PLC, 6.625%, 06/24/04	USD	200,000
	200,493
KFW International Finance, 6.000%, 10/27/03	GBP	110,000
	172,451
LCR Finance PLC, 4.750%, 12/31/10 (a)	GBP	100,000
	145,961
	___________
	Total Foreign Corporate Obligations
	(cost $1,003,486)	941,478
	___________
Short-Term Investments - 16.3%
FNMA Discount Notes - 8.8%
FNMA, 0.000%, 07/21/99*		500,000	498,619
FNMA, 0.000%, 08/27/99*		500,000	496,042
FNMA, 0.000%, 09/16/99*		400,000	395,782
FNMA, 0.000%, 09/28/99*		500,000	493,852
	___________
	Total FNMA Discount Notes	1,884,295
	___________
	_______
	Shares
	_______
Other Investment Companies - 7.5%**
Calvert Cash Reserves Institutional Prime Fund, 5.01%
	1,031,616	1,031,616
CitiFunds Institutional Liquid Reserves, 4.92%		421,497
	421,497
JPM Prime Money Market Fund, 4.62%		161,743	161,743
	___________
	Total Other Investment Companies	1,614,856
		___________
	Total Short-Term Investments
	(cost $3,499,151)	3,499,151
	___________
Total Investments - 100.6%
	(cost $22,728,113)	21,610,741
Other Assets, less Liabilities - (0.6)%	(130,533)
	___________
Net Assets - 100.0%	21,480,208
	___________
	___________




Note:	Based on the cost of investments of $22,732,107 for
federal income tax
	purposes at June 30, 1999, the aggregate gross
unrealized appreciation
	and depreciation was $31,657 and $1,153,023,
respectively, resulting
	in net unrealized depreciation of investments of
$1,121,366.
	*	Zero coupon security.
	**	Yield shown for these investment companies
represents the June 30,
	1999, seven-day average yield, which refers to the sum
of the previous
	seven days' dividends paid, expressed as an annual
percentage.
(a) Security exempt from registration under Rule 144A
of the Securities Act
	of 1933.  This security may be resold in transactions
exempt from
	registration, normally to qualified buyers.  At June 30,
1999, the value
	of this security amounted to $335,693, or 1.6% of net
assets.
Abbreviations have been used throughout this portfolio to indicate amounts shown in currencies other than the U.S.
Dollar (USD):
	CAD:	Canadian Dollar
	DKK:	Danish Krone
	EUR:	Euro
	GBP:	British Pound
	NOK:	Norwegian Krone
	SEK:	Swedish Krona





			Managers				Managers
		Short and		Managers		Global
			Intermediate		Bond		Bond
			Bond Fund		Fund		Fund
Assets:
Investments at value*				$18,735,894
$32,639,382 		$21,610,741
Foreign currency (cost $83,281)			83,044
Receivable for investments sold
Receivable for Fund shares sold		24,941
74,988 		15,049
Receivable for open forward foreign
currency contracts			11,527,909
Receivable for closed forward foreign
currency contracts, net			34,882
Dividends, interest and other receivables		224,342
551,499 		298,370
Prepaid expenses				6,700 		9,384
7,491

Total assets		18,991,877 		33,275,253
33,577,486

Liabilities:
Payable for investments purchased	110,467
443,080 		493,852
Payable upon return of securities loaned	895,100
Payable for Fund shares repurchased	6,636
	19,525 		14,607
	Payable for open forward
foreign currency contracts		11,542,066
Accrued expenses:
Investment advisory and
management fees	7,682 	16,174 	12,172
Administrative fees 3,841 	6,470 		3,478
Other			27,113 		26,869 	31,103

Total liabilities		155,739 		1,407,218
12,097,278

Net Assets	$18,836,138 $31,868,035 		$21,480,208

Shares outstanding	981,866 		1,419,529
	1,061,237

Net asset value, offering and redemption
price per share		$19.18 		$22.45
	$20.24

Net Assets Represent:
Paid-in capital		$29,455,730 	$33,023,896
	$22,342,384
Undistributed net investment income		5,828
	35,325 		403,811
Accumulated net realized gain (loss)
from investments and foreign
currency transactions and translations	(10,338,402)
	411,414 		(120,860)
Net unrealized depreciation of
investments and foreign currency
transactions and translations			(287,018)
(1,602,600)		(1,145,127)

Net Assets		$18,836,138 		$31,868,035
	$21,480,208

*  Investments at cost				$19,022,912
	$34,242,048 		$22,728,113




Managers						Managers
Short and		Managers				Global
Intermediate		Bond				Bond
Fund		Fund				Fund
Investment Income:
Interest income				593,200 	1,297,345
555,867
Dividend income 	28,740
Foreign withholding tax		(2,487)
Other income	1,796 	1,043

Total investment income	594,996 	1,324,641 	555,867
Expenses:
Investment advisory and management fees
45,909 			105,997 		74,695
Administrative fees	22,955 	42,399 	21,341
Custodian fees	10,075 	13,741 		21,492
Audit fees	15,631 	11,517 	14,416
Transfer agent fees	14,195 	25,135 	22,401
Registration fees	5,685 	7,628 		5,881
Insurance		819 	1,626 		754
Legal fees	301 		531 			353
Trustee fees				692 			1,236
	803
Amortization of organization expense		570
Miscellaneous expenses		5,436 		9,937
	6,778

Total expenses before reductions	121,698 	219,747
		169,484
Expense reductions	(286)	(2,532)	(370)

Net expenses	121,412 	217,215 		169,114

Net investment income	473,584 	1,107,426 	386,753

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on
investment transactions			(33,316)
329,349 			148,928
Net realized loss on foreign currency
contracts and transactions	(15,026)
(41,525)			(475,691)
Net unrealized appreciation (deprecation)
of investments			(248,728)
143,639 			(1,965,928)
Net unrealized deprecation of foreign
currency contracts and translations		(120)
(256,791)

Net realized and unrealized gain (loss)
(297,070)			431,343
(2,549,482)
Net Increase (Decrease) in Net Assets
Resulting from Operations	176,514 	1,538,769
	(2,162,729)



Managers Short and
Intermediate Bond Fund
For the
six months ended				For the
June 30, 1999				year ended
(unaudited)				December 31, 1998
Increase (Decrease) in Net Assets
From Operations:
Net investment income 	473,584 	879,069
Net realized gain (loss) on investments
and foreign currency transactions	(48,342)
	108,007
Net unrealized appreciation (depreciation) of
investments and foreign currency translations	(248,728)
(96,923)

Net increase (decrease) in net assets
resulting from operations	176,514 	890,153

Distributions to Shareholders:
From net investment income	(469,941)	(890,799)
From net realized gain on investments
Total distributions to shareholders	(469,941)	(890,799)

From Capital Share Transactions:
Proceeds from sale of shares	2,824,409 	8,396,707
Net asset value of shares issued in connection
with reinvestment of dividends and distributions
	423,215 	746,084
Cost of shares repurchased	(2,526,412)	(5,815,760)

Net increase (decrease) from capital
share transactions	721,212 	3,327,031

Total increase (decrease) in net assets	427,785
	3,326,385

Net Assets:
Beginning of period	18,408,353 		15,081,968

End of period	18,836,138 		18,408,353

End of period undistributed
net investment income	5,828 	2,185

Share Transactions:
Sale of shares	146,271 		430,449
Shares issued in connection with reinvestment
of dividends and distributions	21,903 	38,268
Shares repurchased	(130,728)	(297,144)

Net increase (decrease) in shares	37,446 171,573








Managers Bond Fund 	Managers Global Bond Fund
For the	For the
six months ended	For the 	six months ended	For the
June 30, 1999	year ended	June 30, 1999	year ended
(unaudited)	December 31, 1998	(unaudited)	December 31, 1998


1,107,426 	2,783,809 	386,753 	784,832

287,824 	1,139,313 	(326,763)	1,873,396

143,519 	(2,687,311)	(2,222,719)		822,543


1,538,769 	1,235,811 	(2,162,729)	3,480,771


(1,095,248)	(2,769,414)	(1,019,814)
(1,584,234)		(1,222,014)

(1,095,248)	(4,353,648)	(2,241,828)

7,408,493 	23,693,347 	5,758,075 	18,174,768

1,009,311 	4,017,252 	2,220,753
(19,722,641)	(23,161,640)	(4,181,698)	(17,033,392)


(11,304,837)	4,548,959 	1,576,377 	3,362,129

(10,861,316)	1,431,122 	(586,352)	4,601,072


42,729,351 	41,298,229 	22,066,560 	17,465,488

31,868,035 	42,729,351 	21,480,208 	22,066,560


35,325 	23,147 	403,811 	17,058


331,827 	994,509 	268,110 	790,567
44,952 	175,879 	100,486
(882,728)	(985,827)	(192,976)	(739,396)

(505,949)	184,561 	75,134 	151,657





For the
six months
ended
June 30, 1999	Year ended December 31,
(unaudited)	1998 	1997 	1996 	1995	1994
Net Asset Value,
Beginning of Period	$19.49 	$19.51 	$19.45
			$19.67 	$18.06 		$21.23

Income from
Investment Operations:
Net investment income	0.49 1.02 	1.08 	1.03 	1.28 	1.45
Net realized and unrealized
gain (loss) on investments	(0.31)	0.00 	0.03
(0.24)	1.45 	(3.17)

Total from investment
operations	0.18 	1.02 	1.11 	0.79 	2.73 	(1.72)

Less Distributions to
Shareholders from:
Net investment income	(0.49)  (1.04)  (1.05)  (1.01)
	(1.09)		(1.37)
Net realized gain on
investments	---	---	---	---	(0.03)	(0.08)

Total distributions to
shareholders	(0.49)	(1.04)	(1.05)
(1.01)	(1.12)		(1.45)

Net Asset Value,
	End of Period	$19.18 	$19.49 	$19.51
$19.45 	$19.67 		$18.06

Total Return	0.98%(b)	5.36%	5.87%		4.15%
15.57%		(8.37)%

Ratio of net expenses
to average net assets	1.32%(a)(c)	1.32%(a)	1.40%
1.45%	1.50%	1.05%

Ratio of net investment income
to average net assets	5.16%(c)	5.22%	5.54%	5.43%	6.52%
7.11%

Portfolio turnover	35%(b)	115%	91%	96%	131%
57%

Net assets at end of period
(000's omitted)	$18,836 	$18,408 	$15,082
$22,380 				$25,241 		$30,956


(a) The Fund has received credits against its custodian expense for uninvested overnight cash balances.
Absent this expense reduction, the ratio of expenses to average net assets for both the six months ended June 30, 1999 and the year ended December 31, 1998 would have been 1.33%. (See Note 1c of Notes to Financial Statements.)

(b)		Not annualized.
(c)		Annualized.






For the
six months
ended
June 30, 1999	Year ended December 31,
(unaudited)	1998 	1997	1996 	1995 		1994
Net Asset Value,
Beginning of Period	$22.19 	$23.72 	$22.83
$23.13 		$18.92 		$22.18

Income from
Investment Operations:
Net investment income	0.74 	1.46 	1.39 	1.35 		1.44
1.59
Net realized and unrealized
gain (loss) on investments	0.25 	(0.69)	0.90 	(0.29)
4.23 		(3.16)

Total from investment
operations	0.99 	0.77 	2.29 		1.06 	5.67 (1.57)

Less Distributions to
Shareholders from:
From net investment income	(0.73)	(1.45)	(1.40)
(1.36)		(1.46)		(1.55)
From net realized gain on
investments	---	(0.85)	---	---	---	(0.14)



			Total distributions to


				shareholders			(0.73)
				(2.30)			(1.40)
		(1.36)		(1.46)		(1.69)



Net Asset Value,


	End of Period						$22.45
	$22.19 			$23.72 	$22.83
	$23.13 		$18.92

Total Return  4.51%(b)  3.34%	10.42%4.97%	30.91%
(7.25)%

Ratio of net expenses


	to average net assets
	1.28%(a)(c)				1.21%(a)
	1.27%			1.36%		1.34%		1.20%



Ratio of net investment income


	to average net assets
	6.53%(c)				6.18%			6.14%
		6.13%		6.84%		7.28%



Portfolio turnover
	26%(b)				55%			35%
		72%		46%		84%



Net assets at end of period


	(000's omitted)					$31,868
			$42,730 			$41,298
	$31,819 		$26,376 		$30,760



(a) The Fund has received credits against its custodian expense for uninvested overnight cash balances.
Absent this expense reduction, the ratio of expenses to average net assets for the six months ended June 30, 1999 and for the year ended December 31, 1998 would have been 1.30% and 1.21%, respectively. (See Note 1c of Notes to
Financial Statements.)


(b) Not annualized.

(c)		Annualized.




For the
six months		  March 25,1994
ended		(commencement
June 30, 1999	 Year ended December 31,
	of operations) to
					(unaudited)
	1998 				1997 			1996
	1995 			December 31, 1994



Beginning of Period
	$22.38 				$20.93
	$21.40 			$21.74
	$19.10 				$20.00






Investment Operations:


Net investment income 						0.36
			0.92(e)				0.97(e)
		1.21 			0.95 				0.48
Net realized and unrealized


	gain (loss) on investments
(2.50) 3.08
(0.93) (0.27)
	2.66 				(0.77)



		Total from investment


			operations			(2.14)
		4.00 				0.04 			0.94
		3.61 				(0.29)






Shareholders from:


Net investment income						---
(1.16) (0.17)
		(0.87)
	(0.93)
	(0.50)
Net realized gain on


	investments					---
(1.39) (0.34)
(0.41) ---
	---
In excess of net investment


	income					---
	---				---			---
	(0.04)				(0.11)



		Total distributions to


			shareholders			---
(2.55) (0.51)
(1.28) (0.97)
		(0.61)






End of Period						$20.24
			$22.38 				$20.93
		$21.40 			$21.74
	$19.10



						(9.56)%(c)(d)
		19.27%(d)				0.16%
	4.39%(d)			19.08%(d)
	(1.52)%(c)(d)






to average net assets
	1.58%(b)				1.53%
	1.63%			1.57%			1.55%
	1.73%(b)






to average net assets
	3.62%(b)				4.14%
	4.75%			4.98%			5.07%
	4.19%(b)



						90%(c)
	232%				197%			202%
	214%				266%(c)






(000's omitted)					$21,480
		$22,067 				$17,465
	$16,852 			$18,823
	$9,520









average net assets						1.59%
			1.56%				N/A
	1.60%			1.69%				2.03%(b)



income to average net assets
	3.62%				4.11%				N/A
		4.95%			4.93%
	3.89%(b)



	Ratio information assuming no waiver of investment advisory and management fees and/or administrative fees and no reduction of custodian expenses in effect for the periods presented, if applicable. (See Note 1c of Notes to Financial Statements.)


	Annualized.


	Not annualized.


	The total return would have been lower had certain expenses not been reduced during the period.



	Calculated using the average shares outstanding during the year.






(1)	Summary of Significant
	Accounting Policies
The Managers Funds (the "Trust") is a no-load, open-end, management investment company, organized as a Massachusetts business trust, and registered under the
 Investment
Company Act of 1940 (the "1940 Act"), as amended. Currently the Trust is comprised of 10 investment series. Included in this report are Managers Short and Intermediate Bond Fund
("Short and Intermediate"), Managers Bond Fund ("Bond") and Managers Global
Bond
Fund ("Global Bond"), collectively the "Funds."

The Funds' financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

(a)	Valuation of Investments
Fixed-income securities are valued based upon valuations furnished by independent pricing services that utilize matrix systems which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Equity securities traded on a domestic or international securities exchange are valued at the last quoted sales price, or, lacking any sales, on the basis of the last quoted bid price. Over-the-
counter securities for which market quotations are readily available are valued at the last quoted bid price. Short-term investments having a remaining maturity of 60 days or less are
valued at amortized cost which approximates market. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to
procedures adopted by the Board of Trustees.

Investments in certain mortgage-backed, stripped mortgage-backed, preferred stocks, convertible securities and other debt securities not traded on an organized market, are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities, various relationships between securities and yield to maturity in determining value.

(b)	Security Transactions
Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

(c)	Investment Income
and Expenses
Interest income is determined on the basis of interest accrued. Discounts and premiums are amortized using the effective interest method when required for Federal income tax purposes. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds in the
Trust based upon their relative net assets or number of shareholders.

Each of the Funds has a "balance credit" arrangement with the custodian bank whereby each Fund is credited with an interest factor equal to 0.75% of the nightly Fed Funds rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to the Funds. For the six months ended
June 30, 1999, the
Short and Intermediate, Bond and Global Bond Funds' custody expenses were reduced by
$286, $2,532 and $370, respectively, under these arrangements.

(d)	Dividends and Distributions
Dividends resulting from net investment income normally will be declared monthly for
Short and Intermediate Bond, and Bond and annually for Global Bond. These dividends normally will be payable on the third to the last business day of the month. Distributions of capital gains, if any, will be made on an annual basis and when required for federal excise tax purposes. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
 These
differences are primarily due to differing treatments for mortgage-backed securities, option transactions, market discount and foreign currency transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e)	Organization Costs
	(Global Bond only)
Organization and registration related costs of $12,577 were deferred and amortized over a 60 month period from the commencement of operations on March 25, 1994 until March 25, 1999.

(f)	Repurchase Agreements
Each Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund's custodian or at the Federal Reserve Bank.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.


(g)	Federal Taxes
Each Fund intends to comply with the requirements under Subchapter M of the Internal
Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no federal income or excise tax provision is included in the accompanying financial statements.

(h)	Capital Loss Carryovers
As of December 31, 1998, Short and Intermediate Bond had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through
December 31, 2006.


	Capital Loss
Fund	Amount	Expires
Short and Intermediate	$2,344,832	2002
	7,662,253	2003
	70,508	2004
	179,401	2005

(i)	Capital Stock
The Trust's Declaration of Trust authorizes each series of the Trust the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded as of the ex-dividend date.

At June 30, 1999, certain omnibus accounts held greater than 10% of the outstanding shares of the following Funds: Bond - one owns 18%; and Global Bond - one owns 32%.

(j)	Delayed Delivery Transactions
The Funds may purchase or sell securities on a when-issued or forward commitment basis.
Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

The Funds may receive compensation for interest forgone on entering into delayed delivery transactions. The Funds identify cash or securities as segregated in its custodial records with a value at least equal to the amount of the forward purchase commitment.

(k)	Foreign Currency Translations
The books and records of each Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S.
 dollars are
translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies, (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts, and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

In addition, the Funds do not isolate that portion of the results of operations resulting from changes in exchange rates from the fluctuations resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

(2)	Agreements and Transactions
	with Affiliates
Effective April 1, 1999, the Trust entered into a new Fund Management Agreement under which The Managers Funds LLC (the "Investment Manager"), formerly The Managers Funds, L.P. and now a subsidiary of Affiliated Managers Group, Inc., provides or oversees investment advisory and management services to the Funds. The Investment Manager selects portfolio managers for each Fund (subject to Trustee approval), allocates assets among portfolio managers and monitors the portfolio managers' investment programs and results. Each Fund's investment portfolio is managed by portfolio managers who serve pursuant to Portfolio Management Agreements with the Investment Manager and the Fund.
Certain officers of the Funds are officers of the Investment Manager.

Investment advisory and management fees are paid directly by each Fund to The Managers
Funds LLC based on average daily net assets. The annual investment advisory and management fee rates, as a percentage of average daily net assets are as follows:


	Investment Advisory
Fund	and Management Fee
____	__________________
Short and
 Intermediate	0.50%
Bond	0.625%
Global Bond	0.70%

Effective April 1, 1999, the Trust entered into a new Administration and Shareholder
Servicing Agreement under which The Managers Funds LLC serves as each Fund's administrator (the "Administrator") and is responsible for all aspects of managing the Funds' operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds' shareholders.

For the six months ended June 30, 1999, the Administrator was paid a fee based on each
Fund's average daily net assets of 0.25% for Short and Intermediate Bond, and Bond, and
0.20% for Global Bond.

Effective April 1, 1999, the aggregate annual fee paid to each outside Trustee for serving as a
Trustee of the Trust is $16,000. In addition, the fees that the Trustees receive for attendance at in-person and telephonic meetings is $1,000 and $500 per meeting, respectively. The
Trustee fee expense shown in the financial statements represents the Fund's allocated portion of the total fees paid by the Trust.

(3)	Purchases and Sales
	of Securities
Portfolio purchases and sales of investments, excluding short-term securities, and of U.S.
government securities, for the six months ended June 30, 1999, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Short and
 Intermediate	$  7,848,917	$  6,294,999
Bond	8,821,550	20,592,391
Global Bond	18,189,866	16,241,539

	U.S. Government Securities Only
Fund	Purchases	Sales
Short and
 Intermediate	$3,846,723	$1,134,115
Bond	464,688	---
Global Bond	5,576,730	4,714,992

(4)	Portfolio Securities Loaned
Each of the Funds may participate in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral on all securities loaned except for government securities loaned is accepted only in cash. Collateral on government securities loaned is in the form of other similar securities. Collateral is maintained at a minimum level of 100% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is temporarily invested in money market investments by the custodian. Earnings of such temporary cash investments are divided between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.


(5)	Risks Associated with
	 Collateral Mortgage
	 Obligations ("CMOs")
The net asset value of Funds may be sensitive to interest rate fluctuations because the Funds may hold several instruments, including CMOs and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgage are passed through to the holder of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages.

Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs may have a fixed or variable rate of interest.

(6)	Forward Commitments
Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on a Fund's net asset value as if the Fund had created a degree of leverage in its portfolio. However, if a
Fund enters into such a transaction, the Fund will establish a segregated account with its
Custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

(a)	Forward Foreign
	Currency Contracts
During the six months ended June 30, 1999, only Global Bond invested in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Funds' financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on settlement date.

The Funds may invest in non-U.S. dollar denominated instruments subject to limitations, and enter into forward foreign currency exchange contracts to facilitate transactions in foreign securities and to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.




Open forward foreign currency exchange contracts for Global
Bond at June 30, 1999, were as follows:

Foreign Currency			Settlement Date
	Current Value (in U.S. Dollars)		Unrealized
Gain/Loss (in U.S. Dollars)

Buy Contracts
Euro			08/20/99		1,999,604 		(270)
Japanese Yen			08/20/99		4,183,986
	(30,217)
Total Buy Contracts
	(Payable Amount $6,214,077)
	6,183,590 		(30,487)

Sell Contracts
Danish Krone			08/20/99		764,202
	202
Euro			08/20/99		2,161,929
	(1,357)
British Pound			08/20/99		941,209
	13,619
Norwegian Krone			08/20/99		633,485
	1,566
Swedish Krona			08/20/99		827,163
	2,300

Total Sell Contracts
	(Receivable Amount $5,344,318)				5,327,988 		16,330





At the Special Meeting of Shareholders of the Trust held on March 31, 1999, the following votes were recorded for Managers Short and Intermediate Bond Fund ("Short and Intermediate"), Managers Bond Fund ("Bond") and Managers Global Bond Fund ("Global
Bond"). The proposals, which shareholders were asked to vote on, are explained in further detail in the proxy statement dated February 12, 1999. Proposal 2 did not apply to these
Funds.

	Proposal 1 - Approval of New Fund Management Agreement
Fund	Shares For	Shares Against	Shares Abstained
Short and Intermediate	548,640	2,176	8,037
Bond	948,273	23,640	13,452
Global Bond	618,149	6,982	18,202

	Proposal 3 - Expansion of the Board of Trustees
Fund	Shares For	Shares Against	Shares Abstained
Short and Intermediate	534,673	13,659	10,522
Bond	918,182	49,485	17,698
Global Bond	596,767	23,632	22,934

	Proposal 4 - Election of Trustees
	Short and Intermediate
	Trustee	Shares For	Shares Withheld
	Madeline H. McWhinney	549,959	8,895
	Steven J. Paggioli	549,959	8,895
	Thomas R. Schneeweis	552,456	6,398
	Robert P. Watson	552,456	6,398
	Sean M. Healey	552,456	6,398
	Jack W. Aber	552,456	6,398
	William E. Chapman, II	552,456	6,398
	Edward J. Kaier	552,456	6,398
	Eric Rakowski	552,456	6,398

	Bond
	Trustee	Shares For	Shares Withheld
	Madeline H. McWhinney	960,818	24,548
	Steven J. Paggioli	960,818	24,548
	Thomas R. Schneeweis	960,908	24,458
	Robert P. Watson	960,908	24,458
	Sean M. Healey	960,908	24,458
	Jack W. Aber	960,908	24,458
	William E. Chapman, II	960,908	24,458
	Edward J. Kaier	960,908	24,458
	Eric Rakowski	960,908	24,458

	Global Bond
	Trustee	Shares For	Shares Withheld
	Madeline H. McWhinney	623,322	20,012
	Steven J. Paggioli	623,322	20,012
	Thomas R. Schneeweis	624,628	18,706
	Robert P. Watson	624,628	18,706
	Sean M. Healey	624,628	18,706
	Jack W. Aber	624,628	18,706
	William E. Chapman, II	624,628	18,706
	Edward J. Kaier	624,628	18,706
	Eric Rakowski	624,628	18,706

Pursuant to Article III, Section 1 of the By-Laws of the Trust and the Investment Company
Act of 1940, such total votes on each proposal represents a quorum of the outstanding shares of the Fund.


FUND DISTRIBUTOR
THE MANAGERS FUNDS, L.P.
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

CUSTODIAN

State Street Bank and Trust
 Company
1776 Heritage Drive
North Quincy, Massachusetts
 02171

LEGAL COUNSEL

Swidler Berlin Shereff
 Friedman, LLP
919 Third Avenue
New York, New York 10022

TRANSFER AGENT

Boston Financial Data Services, Inc.
attn: The Managers Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded by an effective prospectus.

THE MANAGERS FUNDS

EQUITY FUNDS:
----------------
INCOME EQUITY FUND
  Scudder Kemper Investments, Inc.
  Chartwell Investment Partners, L.P.

CAPITAL APPRECIATION FUND
  Essex Investment Management
  Co., LLC
  Roxbury Capital Management, LLC

SPECIAL EQUITY FUND
  Liberty Investment Management
  Pilgrim Baxter & Associates, Ltd.
  Westport Asset Management, Inc.
  Kern Capital Management, LLC

INTERNATIONAL EQUITY
  FUND
  Scudder Kemper Investments, Inc.
  Lazard Asset Management Co.

EMERGING MARKETS
  EQUITY FUND
  Rexiter Capital Management Limited

INCOME FUNDS:
------------------------

MONEY MARKET FUND
  J.P. Morgan Investment Management Inc.

SHORT AND INTERMEDIATE
  BOND FUND
  Standish, Ayer & Wood, Inc.

BOND FUND
  Loomis, Sayles & Company, L.P.

GLOBAL BOND FUND
  Rogge Global Partners


www.managersfunds.com